CONSOLIDATED BALANCE SHEETS	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares
Current assets
Cash	¥ 324,036,000	$ 44,393,000	¥ 571,760,000
Restricted cash	43,416,000	5,948,000	27,126,000
Short-term investments	130,525,000	17,882,000	137,876,000
Notes receivable	16,817,000	2,304,000	54,634,000
Inventories	233,942,000	32,050,000	160,781,000
Amounts due from related parties	35,367,000	4,845,000	74,122,000
Prepayments and other current assets	452,285,000	61,959,000	443,500,000
Total current assets	2,831,327,000	387,886,000	3,328,321,000
Non-current assets
Long-term investments	15,839,000	2,170,000	300,987,000
Property and equipment, net	160,299,000	21,961,000	120,785,000
Intangible assets, net	309,777,000	42,439,000	179,341,000
Operating lease right-of-use assets	132,650,000	18,173,000	125,205,000
Goodwill	25,727,000	3,525,000	0
Total non-current assets	939,804,000	128,753,000	978,903,000
Total assets	3,771,131,000	516,639,000	4,307,224,000
Current liabilities
Short-term borrowings	1,360,000,000	186,319,000	1,200,000,000
Notes payable	142,016,000	19,456,000	9,959,000
Amounts due to related parties	177,886,000	24,370,000	35,664,000
Operating lease liabilities, current	40,918,000
Convertible notes payable, current	470,610,000	64,473,000	0
Accrued expenses and other current liabilities	626,553,000	85,837,000	614,540,000
Income tax payable	20,360,000	2,789,000	15,794,000
Total current liabilities	5,125,222,000	702,151,000	4,252,228,000
Non-current liabilities
Convertible notes payable, non-current	0	0	455,701,000
Operating lease liabilities, non-current	121,420,000	16,634,000	107,605,000
Warrant liabilities, non-current	8,764,000	1,201,000	5,141,000
Provisions	110,075,000	15,080,000	90,871,000
Deferred tax liabilities	15,199,000	2,082,000	0
Total non-current liabilities	390,804,000	53,539,000	886,624,000
Total liabilities	5,516,026,000	755,690,000	5,138,852,000
Commitments and contingencies	0	0	0
SHAREHOLDERS’ DEFICIT
Treasury shares, at cost	(7,435,000)	(1,019,000)	0
Additional paid-in capital	6,214,270,000	851,351,000	6,096,675,000
Accumulated deficit	(7,603,001,000)	(1,041,607,000)	(6,670,686,000)
Accumulated other comprehensive loss	(363,505,000)	(49,800,000)	(344,578,000)
Total deficit attributable to ordinary shareholders of ECARX Holdings Inc.	(1,759,660,000)	(241,074,000)	(918,579,000)
Non-redeemable noncontrolling interests	14,765,000	2,023,000	86,951,000
Total shareholders’ deficit	(1,744,895,000)	(239,051,000)	(831,628,000)
Liabilities and shareholders’ deficit	3,771,131,000	516,639,000	4,307,224,000
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary Shares	¥ 10,000	$ 1,000	¥ 9,000
Ordinary shares, shares outstanding (in shares) | shares	291,166,110	291,166,110	288,989,049
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary Shares	¥ 1,000	$ 0	¥ 1,000
Ordinary shares, shares outstanding (in shares) | shares	48,960,916	48,960,916	48,960,916
Nonrelated Party
Current assets
Accounts receivable	¥ 221,106,000	$ 30,291,000	¥ 285,819,000
Non-current assets
Other non-current assets – third parties	28,252,000	3,871,000	28,236,000
Current liabilities
Accounts payable	1,617,432,000	221,587,000	1,820,680,000
Contract liabilities, current	6,357,000	871,000	621,000
Non-current liabilities
Contract liabilities, non-current	20,000	3,000	2,000
Other non-current liabilities	98,002,000	13,426,000	48,792,000
Related Party
Current assets
Accounts receivable	1,373,833,000	188,214,000	1,572,703,000
Amounts due from related parties	35,367,000		74,122,000
Non-current assets
Other non-current assets – third parties	267,260,000	36,614,000	224,349,000
Current liabilities
Accounts payable	512,638,000	70,231,000	312,830,000
Amounts due to related parties	177,886,000		35,664,000
Contract liabilities, current	150,452,000	20,612,000	207,017,000
Operating lease liabilities, current	40,918,000	5,606,000	35,123,000
Non-current liabilities
Contract liabilities, non-current	37,324,000	5,113,000	133,993,000
Other non-current liabilities	¥ 0	$ 0	¥ 44,519,000